CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Total revenues	$ 1,215,294	$ 905,397	$ 1,687,264
Costs and expenses:
Cost of sales (excluding depreciation and amortization expense)	868,154	596,406	1,189,361
Selling, general and administrative	176,318	157,485	210,483
Depreciation and amortization	107,824	132,886	146,318
Long-lived asset impairment (Note 13)	5,700	14,495	20,788
Restatement related charges (Note 14)	3,419	18,879	0
Restructuring and other charges (Note 15)	3,189	22,038	31,315
Interest expense	34,826	34,181	7,272
Equity in income of non-consolidated affiliates (Note 9)	0	(10,403)	(15,152)
Other (income) expense, net	(975)	(13,046)	35,516
Total costs and expenses	1,198,455	952,921	1,625,901
Income (loss) before income taxes	16,839	(47,524)	61,363
Provision for income taxes (Note 16)	22,695	124,242	39,438
Income (loss) from continuing operations	(5,856)	(171,766)	21,925
Income (loss) from discontinued operations, net of tax (Note 3)	39,736	(56,171)	4,723
Net income (loss)	$ 33,880	$ (227,937)	$ 26,648
Basic net income (loss) per common share (Note 20):
Income (loss) from continuing operations per common share (in dollars per share)	$ (0.17)	$ (4.97)	$ 0.64
Income (loss) from discontinued operations per common share (in dollars per share)	1.14	(1.62)	0.14
Net income (loss) per common share (in dollars per share)	0.97	(6.59)	0.78
Diluted net income (loss) per common share (Note 20):
Income (loss) from continuing operations per common share (in dollars per share)	(0.17)	(4.97)	0.64
Income (loss) from discontinued operations per common share (in dollars per share)	1.14	(1.62)	0.14
Net income (loss) per common share (in dollars per share)	$ 0.97	$ (6.59)	$ 0.78
Weighted average common shares outstanding used in net income (loss) per common share (Note 20):
Basic (in shares)	34,959	34,568	34,288
Diluted (in shares)	34,959	34,568	34,304
Contract operations
Revenues:
Total revenues	$ 375,269	$ 392,463	$ 469,900
Costs and expenses:
Cost of sales (excluding depreciation and amortization expense)	133,380	143,670	172,391
Aftermarket services
Revenues:
Total revenues	107,063	120,550	127,802
Costs and expenses:
Cost of sales (excluding depreciation and amortization expense)	78,221	87,342	91,233
Product sales
Costs and expenses:
Cost of sales (excluding depreciation and amortization expense)	656,553	365,394	925,737
Product sales | Affiliates
Revenues:
Total revenues	0	0	154,267
Product sales | Third parties
Revenues:
Total revenues	$ 732,962	$ 392,384	$ 935,295